Derivatives - Summary of Cash Flows are Expected to Occur (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of future net cash flow [Line Items]
Cash inflows	€ 7,197	€ 8,165
Cash outflows	4	4
Net cash flows	7,193	8,160
Not later than 1 year [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	268	597
Net cash flows	267	597
1-5 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	761	928
Cash outflows	4	1
Net cash flows	757	927
Over 5 through 10 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	767	875
Cash outflows		3
Net cash flows	767	872
Over 10 years [member]
Disclosure of future net cash flow [Line Items]
Cash inflows	5,402	5,764
Net cash flows	€ 5,402	€ 5,764